Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Jun. 30, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 1,500,070	$ 1,098,691
Accounts and notes receivable, net	42,136,985	43,322,463
Inventories	495,577	427,193
Other receivables, net	2,097,353	71,242
Other receivable - related party	1,345,048	1,397,042
Prepayments and advances, net	8,084,653	1,569,162
Prepayment - related party	960	2,725,423
Prepaid expenses		40,458
Total current assets	55,660,646	50,651,674
PROPERTY PLANT AND EQUIPMENT, net	2,099,216	2,748,409
Total assets	57,759,862	53,400,083
CURRENT LIABILITIES:
Short term bank loans - in default	24,644,908	26,062,665
Accounts payable	11,070,885	10,340,072
Customer deposits	525,732	903,034
Other payables	1,625,715	369,780
Other payables - shareholders	565,774	195,763
Loans payable - employees	4,278,494
Accrued liabilities	1,418,439	1,217,584
Taxes payable	141,608	178,190
Accrued contingent liabilities	5,390,031	4,430,787
Total current liabilities	49,661,586	43,697,875
COMMITMENTS AND CONTINGENCIES (Note 12)
SHAREHOLDERS' EQUITY:
Preferred share, $0.001 par value, 1,000,000 shares authorized, no shares issued or outstanding
Ordinary share, $0.001 par value, 74,000,000 shares authorized, 5,584,626 and 5,488,649 shares issued and outstanding as of December 31, 2018 and June 30, 2018, respectively	5,585	5,489
Additional paid-in-capital	48,810,272	48,360,368
Deferred stock compensation	(1,412,500)	(2,825,000)
Deficit	(52,714,629)	(49,642,916)
Statutory reserves	6,248,092	6,248,092
Accumulated other comprehensive income	7,161,456	7,556,175
Total shareholders' equity	8,098,276	9,702,208
Total liabilities and shareholders' equity	$ 57,759,862	$ 53,400,083